Financial Risk Management - Effects of derivatives designated as hedging instruments on consolidated financial statements (Details) - Foreign Exchange Forward Contracts - Cash Flow Hedge - Designated as Hedging Instrument - USD ($)
$ in Thousands
12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gross unrealized gain (loss) recognized in other comprehensive income	$ (5,730)	$ 4,517
Net gain reclassified from cash flow hedge reserve into profit or loss - effective portion	2,599	1,356
Gain (loss) recognized into profit or loss - ineffective portion	$ 12	$ (3)